Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ (1,009)	$ 653	$ 38	$ 1,260
Experience adjustments	0	0	0	0
Return on plan assets (excluding interest based on discount rate)	484	(574)	(23)	(718)
Total remeasurements of employee benefit plans	(525)	79	15	542
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	96	60	1	117
Experience adjustments	(2)	(2)	(2)	(3)
Return on plan assets (excluding interest based on discount rate)	0	0	0	0
Total remeasurements of employee benefit plans	$ (97)	$ 58	$ (1)	$ 114